PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jul. 31, 2013 CNY (¥) item
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid acquisition fees	$ 22,215	$ 1,705
Advance to suppliers	9,150	9,022
Staff advance	5,261	2,141
Prepaid rental expenses	3,724	2,226
Prepaid expenses	3,327	792
Other receivable	316	587
Interest income receivable	38
Deferred IPO cost		3,482
Change in fair value of the forward contracts		57
Total	44,031	20,012
Bayley & Jackson (Hong Kong)
Forward contracts
Number of forward contracts | item			2
Notional amount | ¥			¥ 20,000,000
Gain (loss) from change in fair value of the forward contracts	$ (8)	$ 57
Bayley & Jackson (Hong Kong) | Foreign currency exchange forward contracts, one | Buy
Forward contracts
Exchange rates			6.2825
Bayley & Jackson (Hong Kong) | Foreign currency exchange forward contracts, two | Buy
Forward contracts
Exchange rates			6.2620